Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Option Plan [Abstract]
Schedule of Activity Under the Plan is Set Forth

Activity under the Plan is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)
Balances at January 1, 2025	7,194	13,705	$87.00	3.00
Options granted	(7,194)	7,194	$273.31
Options exercised	—	—	$-
Options expired	—	—	$-
Options cancelled/forfeited	54	(54)	$137.14
Balances at September 30, 2025	54	20,845	$151.19	6.24
Exercisable at September 30, 2025		10,915	$226.51	5.33
	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)
Balances at December 31, 2023	7,148	13,751	$87.00	3.70
Options granted	—	—	—
Options exercised	—	—	—
Options expired	46	(46)	0.22
Options cancelled/forfeited	—	—	—
Balances at September 30, 2024	7,194	13,705	$87.03	3.18
Exercisable at September 30, 2024		7,012	$105.75	4.51

Activity under the Plan, as adjusted for the recapitalization and the Reverse Stock Split (see Note 17) is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at January 1, 2024	7,148	13,751	$87.00	3.70
Options granted	—	—	$—
Options exercised	—	—	$—
Options expired	46	(46)	$0.218
Options cancelled/forfeited	—	—	$—
Balances at December 31, 2024	7,194	13,705	$87.00	3.00
Exercisable at December 31, 2024		7,142	$105.75	4.32
Vested and expected to vest at December 31, 2024		13,705	87.00	3.00

Schedule of Stock Compensation Expense by Function Recognized for the Years

The following table is a summary of stock compensation expense by function recognized for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Nine months ended September 30,
	2025	2024
General Administrative	$612	$5
Research and development	92	11
	$704	$16

	Three months ended September 30,
	2025	2024
General Administrative	$579	$3
Research and development	38	9
	$617	$12

The following table is a summary of stock compensation expense by function recognized for the years ended December 31, 2024 and 2023 (in thousands):

	Years ended December 31,
	2024	2023
General Administrative	$7	$10
Research and development	14	23
	$21	$33